SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
Subsequent Events1 [Abstract]
SUBSEQUENT EVENT	SUBSEQUENT EVENTS
On January 12, 2021, the Company entered into an agreement to sell a royalty portfolio to Triple Flag Precious Metals Corp for up to $47.6 million . The royalty portfolio includes up to 39 royalties on various non-core exploration and development properties. The transaction has not been completed and is subject to customary closing conditions, a minimum value condition and, in certain instances, rights of first refusal. The transaction is expected to close during the first quarter of 2021.
On January 28, 2021, the Company participated in INV Metals' private placement of common shares and acquired an additional 4.8 million common shares of INV Metals at a price of C$0.45 per share for an aggregate amount of $1.7 million (C$2.2 million). This acquisition allowed the Company to maintain a 35.5% ownership interest in INV Metals.
On February 12, 2021, the Company further amended the $500 million credit facility to primarily, among other things, extend the maturity date by two years to January 31, 2025 for $490 million of